Revenue - Detailed Information about Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Revenue [abstract]
Sale of products, gross of excise duty	₨ 917,028	$ 14,084	₨ 749,314	₨ 666,567
Less: excise duty	(10,564)	(162)	(39,462)	(37,308)
Sale of products, net of excise duty	906,464	13,922	709,852	629,259
Sale of services	3,085	47	4,792	6,731
Export incentives	4,171	64	2,563	3,503
Total revenue	₨ 913,720	$ 14,033	₨ 717,207	₨ 639,493